Debts_The Details Of Call Money (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Call Money	₩ 1,298,637	₩ 2,940,133
Deutsche Bank AG, Seoul and others
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Call Money	₩ 890,000	1,755,200
Deutsche Bank AG, Seoul and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	1.33%
Deutsche Bank AG, Seoul and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	1.75%
Central bank Uzbekistan and others
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Call Money	₩ 408,637	₩ 1,184,933
Central bank Uzbekistan and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	1.20%
Central bank Uzbekistan and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	2.20%